Tax and Other Claims - Additional Information (Detail) - Installment			12 Months Ended
	Nov. 30, 2012	Nov. 29, 2012	Dec. 31, 2019
Tax And Other Claims [Line Items]
Reduced Payroll Tax Rate	17.00%	16.00%
Payroll tax rate	21.00%
Installment Payment Plan [member]
Tax And Other Claims [Line Items]
Number of installments			60
Argentine Attorney Generals Office [member]
Tax And Other Claims [Line Items]
Ownership interest held by govt			27.80%